ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO


SEMI-ANNUAL REPORT
DECEMBER 31, 1996
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD         VALUE
------------------------------------------------------------------------
            MUNICIPAL BONDS-86.0%
            CALIFORNIA-86.0%
            ALAMEDA COUNTY IDA
            (Jacobs Investment Co. Project)
            VRDN*
$   3,800   10/01/07                               4.00%    $  3,800,000
            ALAMEDA COUNTY IDB
            (Ream Enterprises Project)
            Series A AMT VRDN*
    2,450   11/01/20                               4.25        2,450,000
            ALAMEDA COUNTY IDR
            (Heat & Control Inc. Project)
            Series '95A AMT VRDN*
    4,800   11/01/25                               4.25        4,800,000
            ALAMEDA COUNTY IDR
            (JMS Family Partnership Project)
            Series '95A AMT VRDN*
    2,600   10/01/25                               4.25        2,600,000
            ALAMEDA COUNTY TRAN
            (Board of Education) Series '96
    7,000   7/01/97                                4.03        7,015,525
            ALAMEDA COUNTY TRAN
            Series '96
    2,600   6/30/97                                3.95        2,606,782
            ASSOCIATED BAY AREA
            GOVERNMENT FIN. AUTHORITY
            (Univ. of California Project) VRDN*
    2,500   12/01/01                               4.10        2,500,000
            CALIFORNIA ALTERNATIVE
            ENERGY FIN. AUTHORITY
            (GE Capital Corp.-Arroyo)
            Series B AMT VRDN*
    4,860   10/01/20                               4.05        4,860,000
            CALIFORNIA ECON.
            DEVELOPMENT AUTHORITY
            (Marko Foam Products Inc.)
            Series '96 AMT VRDN*
    2,945   11/01/26                               4.40        2,945,000
            CALIFORNIA ECON.
            DEVELOPMENT AUTHORITY
            (Pioneer Converting Inc.) AMT VRDN*
    2,200   4/01/16                                4.25        2,200,000
            CALIFORNIA ECON.
            DEVELOPMENT AUTHORITY IDR
            (National R.V. Inc.)
            Series '95 AMT VRDN*
    4,000   12/01/20                               4.40        4,000,000
            CALIFORNIA ECON.
            DEVELOPMENT FIN. AUTHORITY
            (Inland Empire Venture L.L.C.)
            Series '95 AMT VRDN*
    2,500   7/01/25                                4.25        2,500,000
            CALIFORNIA ECON.
            DEVELOPMENT FIN. AUTHORITY
            (Valley Plating Works, Inc.)
            Series '95 AMT VRDN*
    6,100   10/01/20                               4.40        6,100,000
            CALIFORNIA GO RAN
            Series '96 VRDN*
    6,400   6/30/97                                4.00        6,400,000
            CALIFORNIA HFA SFMR
            (Home Mortgage Revenue)
            Series '96J AMT PPB*
   14,000   7/24/97                                4.00       14,000,000
            CALIFORNIA PCFA
            (CR & R Inc. Project)
            Series '95A AMT VRDN*
    2,000   10/01/10                               4.10        2,000,000
            CALIFORNIA PCFA
            (Pacific Gas & Electric)
            Series A AMT VRDN*
   12,500   12/01/16                               4.00       12,500,000
            CALIFORNIA PCFA
            (Sanger Project)
            Series '90A AMT VRDN*
    2,600   9/01/20                                4.00        2,600,000
            CALIFORNIA PCFA
            (Santa Fe Geothermal Inc.)
            Series '83 VRDN*
    1,600   9/01/13                                3.50        1,600,000
            CALIFORNIA PCFA
            (Western Waste Industries Project)
            Series '94A AMT VRDN*
   11,100   10/01/06                               4.10       11,100,000
            CALIFORNIA PCFA SOLID WASTE
            (Athens Disposal Co. Project)
            Series '95A AMT VRDN*
    5,000   1/01/16                                4.10        5,000,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD         VALUE
------------------------------------------------------------------------
            CALIFORNIA PCFA SOLID WASTE
            (Burrtec Waste Project)
            Series '95A AMT VRDN*
$   3,500   10/01/02                               4.10%    $  3,500,000
            CALIFORNIA PCFA SOLID WASTE
            (California Waste Recovery Project)
            Series '96A AMT VRDN*
    1,815   10/01/06                               4.10        1,815,000
            CALIFORNIA PCFA SOLID WASTE
            (Calsan Inc. Project)
            Series '96A AMT VRDN*
    6,700   12/01/11                               4.10        6,700,000
            CALIFORNIA PCFA SOLID WASTE
            (Edco Disposal Corp. Project)
            Series '96A AMT VRDN*
    3,000   10/01/16                               4.10        3,000,000
            CALIFORNIA PCFA SOLID WASTE
            (Gilton Solid Waste Management)
            Series '95A AMT VRDN*
    2,600   12/01/05                               4.15        2,600,000
            CALIFORNIA PCFA SOLID WASTE
            (Taormina Inds. Inc. Project)
            Series '96A AMT VRDN*
    2,500   8/01/16                                4.25        2,500,000
            CALIFORNIA SCHOOL CASH RESERVE
            Series A
   15,000   7/02/97                                4.01       15,052,360
            CALIFORNIA STATEWIDE COMM.
            DEVELOPMENT CORP. IDR
            (Contech Construction Products)
            Series '89 AMT VRDN*
    1,560   5/01/09                                4.05        1,560,000
            CALIFORNIA STATEWIDE COMM.
            DEVELOPMENT CORP. IDR
            (Eurodesign Cabinets Inc.)
            Series '90 AMT VRDN*
    1,000   8/01/05                                4.05        1,000,000
            CALIFORNIA STATEWIDE COMM.
            DDEVELOPMENT CORP. IDR
            (Howard Leight & Assoc.)
            Series '95B AMT VRDN*
    3,340   7/01/20                                4.20        3,340,000
            CALIFORNIA STATEWIDE COMM.
            DEVELOPMENT CORP. IDR
            (Huntington Memorial Hospital)
            Series '96
            CONNIE LEE COP
    1,745   7/01/97                                4.00        1,745,000
            CHULA VISTA IDR
            (Home Depot Project) VRDN*
    2,900   12/01/10                               4.00        2,900,000
            CHULA VISTA IDR
            (Sutherland/Palumbo Project)
            AMT VRDN*
    1,100   12/01/21                               4.40        1,100,000
            COMMERCE JOINT POWERS
            (Precision Wire Projects)
            AMT VRDN*
    2,620   11/01/14                               4.25        2,620,000
            CONTRA COSTA COUNTY MFHR
            (Park Regency Apts.)
            Series '92A AMT VRDN*
    8,600   8/01/32                                4.20        8,600,000
            FAIRFIELD COUNTY IDR
            (Aitchison Family Partnership) VRDN*
    1,700   4/01/12                                4.25        1,700,000
            INDIO HOUSING AUTHORITY MFHR
            (Smoketree Apts.) Series A VRDN*
    3,600   12/01/07                               4.25        3,600,000
            LONG BEACH
            Res. Rec.: (Southeast Fac.
            Authority Lease Rev.)
            Series '95B AMT VRDN*
   19,000   12/01/18                               4.20       19,000,000
            LOS ANGELES COUNTY TRAN
            (Local Educational Agency) FSA
   10,000   6/30/97                                4.05       10,032,966


2



ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD         VALUE
------------------------------------------------------------------------
            LOS ANGELES MFHR
            (Poinsettia Apartment Project)
            Series '89A AMT VRDN*
$   5,450   7/01/19                                4.10%    $  5,450,000
            LOS ANGELES MFHR
            (Studio Colony Project)
            Series '85C VRDN*
    1,900   5/01/07                                4.20        1,900,000
            MARIN COUNTY HOUSING
            AUTHORITY MFHR
            (Crest Marin ll Apts.)
            Series A AMT VRDN*
    9,450   10/15/29                               3.35        9,450,000
            MONROVIA REDEV. AGENCY
            (Holiday Inn Hotel Project)
            Series '84 VRDN*
    4,500   12/01/14                               3.75        4,500,000
            MORGAN HILL REDEV. AGENCY
            (Nob Hill Venture Investors) VRDN*
    1,620   12/01/09                               5.36        1,620,000
            OCEANSIDE MFHR
            (Riverview Springs Apts.)
            Series '90A AMT VRDN*
   17,400   7/01/20                                4.25       17,400,000
            ORANGE COUNTY HFA MFHR
            (Lantern Pines Project) VRDN*
    1,600   12/01/07                               4.25        1,600,000
            ORANGE COUNTY HFA MFHR
            (Yorba Linda Project)
            Series D VRDN*
    7,600   4/01/06                                4.15        7,600,000
            ORANGE COUNTY MFHR
            (Alicia Viejo Project)
            Series '86A AMT VRDN*
      290   12/01/16                               4.25          290,000
            PANAMA-BUENA VISTA
            (Unified School District
            Capital Improvement
            Financing Project) VRDN*
    5,000   6/01/24                                4.30        5,000,000
            PASADENA COP
            (Rose Bowl Improvements Project)
            VRDN*
    2,500   12/01/16                               3.85        2,500,000
            PLEASANT HILL REDEV. AGENCY MFHR
            (Chateau III Project)
            Series '96A AMT VRDN*
    2,260   8/01/26                                4.35        2,260,000
            RIVERSIDE COUNTY GO RAN
            (School Financing Authority)
            Series '96
    4,000   7/17/97                                4.05        4,011,913
            SAN FRANCISCO IDR
            (Hoefer Scientific Institute)
            Series '92A AMT VRDN*
      940   8/01/07                                4.75          940,000
            SAN JOSE MFHR
            (Siena at Renaissance Apts.)
            Series '96A AMT VRDN*
    3,500   12/01/29                               4.20        3,500,000
            SANTA ANA IDR
            (Newport Electronics Project)
            Series '88A AMT VRDN*
    1,300   11/01/18                               4.10        1,300,000
            SANTA FE SPRINGS IDR
            (Metal Center Inc. Project)
            Series '89A AMT VRDN*
    3,550   7/01/14                                4.15        3,550,000
            SIMI VALLEY
            (Public Financing Authority) VRDN*
    6,000   9/01/15                                4.00        6,000,000
            SOUTH COAST TRAN
            Series '96A
   10,000   6/30/97                                4.07       10,032,182
            TRIUNFO COUNTY
            Sanitation District Revenue VRDN*
    1,000   6/01/19                                4.20        1,000,000


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD         VALUE
------------------------------------------------------------------------
            UPLAND COMM. REDEV. AGENCY MFHR
            (Northwoods 156) Series A VRDN*
$   4,925   3/01/14                                4.50%    $  4,925,000
            UPLAND COMM. REDEV. AGENCY MFHR
            (Northwoods 168) Series B VRDN*
    1,460   3/01/14                                4.50        1,460,000

            Total Municipal Bonds
            (amortized cost $292,231,728)                    292,231,728

            COMMERCIAL PAPER-13.1%
            CALIFORNIA-5.9%
            CALIFORNIA GO
    6,000   2/11/97                                3.40        6,000,000
            CALIFORNIA GO
   10,000   2/12/97                                3.40       10,000,000
            RIVERSIDE TRANSPORTATION AUTHORITY
            Sales Tax Revenue
    4,000   3/10/97                                3.50        4,000,000
                                                            ------------
                                                              20,000,000

            PUERTO RICO-7.2%
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
            Series' 96
    4,000   3/10/97                                3.50        4,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
            Series' 96
    3,500   2/06/97                                3.55        3,500,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
            Series' 96
    9,000   4/07/97                                3.55        9,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
            Series' 96
    8,000   2/14/97                                3.65        8,000,000
                                                            ------------
                                                              24,500,000

            Total Commercial Paper
            (amortized cost $44,500,000)                      44,500,000

            TOTAL INVESTMENTS-99.1%
            (amortized cost $336,731,728)                    336,731,728
            Other assets less liabilities-0.9%                 3,161,009

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            339,916,736 shares outstanding)                 $339,892,737


# All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:
AMT         Alternative Minimum Tax
CONNIE LEE  College Construction Loan Assurance Assn
COP         Certificate of Participation
FSA         Financial Security Assurance
GO          General Obligation
HFA         Housing Finance Agency/Authority
IDA         Industrial Development Authority
IDB         Industrial Development Board
IDR         Industrial Development Revenue
MFHR        Multi-Family Housing Revenue
PCFA        Pollution Control Financing Authority
PPB         Periodic Put Bond
RAN         Revenue Anticipation Note
SFMR        Single Family Mortgage Revenue
TRAN        Tax & Revenue Anticipation Note
VRDN        Variable Rate Demand Note

See notes to financial statements.


4



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $6,147,255

EXPENSES
  Advisory fee (Note B)                               $  847,934
  Distribution assistance and administrative
    service (Note C)                                     542,194
  Transfer agency (Note B)                               139,315
  Custodian fees                                          50,738
  Audit and legal fees                                    13,237
  Registration fees                                       22,785
  Printing                                                22,615
  Trustees' fees                                           1,139
  Miscellaneous                                            5,035
  Total expenses                                       1,644,992
  Less: fee waiver                                       (67,835)    1,577,157
  Net investment income                                              4,570,098

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                         100
  Net change in unrealized appreciation of investments                    (114)
  Net loss on investments                                                  (14)

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $4,570,084


See notes to financial statements.


5



STATEMENTS OF CHANGES IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

                                                SIX MONTHS ENDED
                                                  DEC. 31, 1996     YEAR ENDED
                                                   (UNAUDITED)    JUNE 30, 1996
                                                  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                           $  4,570,098    $  8,134,512
  Net realized gain on investments                         100           8,350
  Net change in unrealized appreciation
    of investments                                        (114)         (6,990)
  Net increase in net assets from operations         4,570,084       8,135,872

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                             (4,570,098)     (8,134,512)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                             42,030,310      61,381,700
  Total increase                                    42,030,296      61,383,060

NET ASSETS
  Beginning of period                              297,862,441     236,479,381
  End of period                                   $339,892,737    $297,862,441


See notes to financial statements.


6



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio (the "Portfolio"), Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio, except the Florida Portfolio, pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1996 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the six months ended December 31, 1996 for expenses exceeding .93 of 1% of its average daily net assets. No reimbursement was required for the six months ended December 31, 1996. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $70,814 for the six months ended December 31, 1996.


7



NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1996, the distribution fee amounted to $423,967 of which $67,835 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1996, such payments by the Portfolio amounted to $118,227 of which $47,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996, the Portfolio had a capital loss carryforward of $24,099, of which $11,688 expires in the year 2002 and $12,411 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1996, capital paid-in aggregated $339,916,736. Transactions, all at $1.00 per share, were as follows:

                                              SIX MONTHS ENDED     YEAR ENDED
                                                DEC. 31, 1996        JUNE 30,
                                                 (UNAUDITED)          1996
                                               --------------   ---------------
Shares sold                                      719,135,844     1,207,086,940
Shares issued on reinvestments of dividends        4,570,098         8,134,512
Shares redeemed                                 (681,675,632)   (1,153,839,752)
Net increase                                      42,030,310        61,381,700


8



ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.


                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                         YEAR ENDED JUNE 30,
                                                1996      ---------------------------------------------------------------
                                            (UNAUDITED)        1996         1995         1994         1993         1992
                                            ------------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00          $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .014           .029         .027         .018         .020         .032

LESS: DISTRIBUTIONS
Dividends from net investment income           (.014)         (.029)       (.027)       (.018)       (.020)       (.032)
Net asset value, end of period                 $1.00          $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                               2.70%(b)       2.91%        2.78%        1.83%        2.05%        3.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $339,893       $297,862     $236,479     $219,673     $156,200     $121,317
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .93%(b)        .93%         .93%         .93%         .93%         .95%
  Expenses, before waivers and
    reimbursements                               .97%(b)        .94%        1.01%        1.02%        1.02%        1.05%
  Net investment income (c)                     2.69%(b)       2.86%        2.75%        1.82%        2.01%        3.18%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Annualized.

(c)  Net of expenses reimbursed or waived by the Adviser.


9



ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


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ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 3 0 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ACASR
ALC30PR01